CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net income		$ 2,309,409
Adjustments to reconcile net income to net cash used in operating activities:
Trust income reinvested in Trust Account		(5,111,208)
Changes in operating assets and liabilities:
Prepaid expenses		(319,239)
Accounts payable		1,268,808
Net cash used in operating activities		(1,852,230)
Cash flows from investing activities:
Principal deposited in Trust Account		(400,000,000)
Cash withdrawn from Trust for income taxes		1,149,999
Net cash used in investing activities		(398,850,001)
Cash flows from financing activities:
Proceeds from promissory note - related party		60,675	$ 300,000
Repayment of promissory note - related party		(60,675)
Proceeds from private placement of warrants		9,500,000
Proceeds from sale of Class A common stock		400,000,000
Payment of underwriters' discount		(8,000,000)
Payment of offering costs	$ (22,555,869)	(306,544)
Net cash provided by financing activities		401,193,456
Increase in cash during period		491,225
Cash and equivalents at end of period	$ 491,225	491,225	$ 491,225
Supplemental disclosure of cash flow information:
Cash paid for taxes		1,149,999
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation		14,000,000
Class A common stock subject to possible redemption		384,278,530
Offering costs paid by sponsor in exchange for founder shares (Class B Common Stock)		25,000
Deferred offering costs included in accounts payable		$ 224,325